Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- IPO (Details) $ / shares in Units, $ in Billions	Sep. 24, 2014 USD ($) $ / shares shares
ADS | Other selling shareholders named in the prospectus
Initial public offering
Number of shares offered	197,029,169
IPO
Initial public offering
Number of ordinary shares represented by each ADS	1
Net proceeds raised by the Company from the initial public offering | $	$ 10.0
IPO | ADS
Initial public offering
Number of shares offered	123,076,931
Share price | $ / shares	$ 68.00
Underwriters' option | ADS
Initial public offering
Number of shares offered	26,143,903
Share price | $ / shares	$ 68.00
Underwriters' option | ADS | Other selling shareholders named in the prospectus
Initial public offering
Number of shares offered	21,871,997